Disclosure of range of exercise prices of outstanding share options (Details)	Aug. 31, 2019 CAD ($) Share Year	Aug. 31, 2018 Share	Aug. 31, 2017 Share	Aug. 31, 2016 Share
Statements [Line Items]
Number of Options Outstanding	9,396,250	11,345,000	10,335,000	10,640,000
Number of Options Exercisable	6,147,500	7,816,250	7,223,750
Exercise Price Range 1 [Member]
Statements [Line Items]
Number of Options Outstanding	175,000
Number of Options Exercisable	175,000
Weighted average remaining contractual life of outstanding share options | Year	0
Exercise Price Range 1 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.40
Exercise Price Range 1 [Member] | Top of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.47
Exercise Price Range 2 [Member]
Statements [Line Items]
Number of Options Outstanding	505,000
Number of Options Exercisable	505,000.00
Weighted average remaining contractual life of outstanding share options | Year	0.7
Exercise Price Range 2 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.30
Exercise Price Range 2 [Member] | Top of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.39
Exercise Price Range 3 [Member]
Statements [Line Items]
Number of Options Outstanding	1,540,000
Number of Options Exercisable	1,418,750
Weighted average remaining contractual life of outstanding share options | Year	0.7
Exercise Price Range 3 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.20
Exercise Price Range 3 [Member] | Top of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.29
Exercise Price Range 4 [Member]
Statements [Line Items]
Number of Options Outstanding	1,036,250
Number of Options Exercisable	643,750
Weighted average remaining contractual life of outstanding share options | Year	2.4
Exercise Price Range 4 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.15
Exercise Price Range 4 [Member] | Top of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.19
Exercise Price Range 5 [Member]
Statements [Line Items]
Number of Options Outstanding	6,140,000
Number of Options Exercisable	3,405,000
Weighted average remaining contractual life of outstanding share options | Year	2.4
Exercise Price Range 5 [Member] | Bottom of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.08
Exercise Price Range 5 [Member] | Top of range [Member]
Statements [Line Items]
Exercise Price Range | $	$ 0.14